Earnings Per Common Share (Details) - USD ($)		12 Months Ended
	Oct. 06, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Common Share [Abstract]
Net income from continuing operations, net of taxes		$ 15,304,934	$ 21,303,156	$ 66,540,925
Net income from discontinued operations, net of taxes		0	17,339,332	52,019,765
Less: Net income attributable to non-controlling interest in subsidiaries		(685,938)	0	0
Net income attributable to Castor Maritime Inc.		14,618,996	38,642,488	118,560,690
Less: Dividend on Series D Preferred Shares		(2,645,833)	(1,020,833)	0
Less: Deemed dividend on Series D Preferred Shares		(606,444)	(196,296)	0
Less: Deemed dividend on warrants repurchased	$ (400,000)	0	(444,885)	0
Add: Deemed contribution from Series D preferred shareholders		22,437,675	0	0
Net income attributable to common shareholders of Castor Maritime Inc.		33,804,394	36,980,474	118,560,690
Dividend on Series D Preferred Shares		2,645,833	1,020,833	0
Deemed dividend on Series D Preferred Shares		606,444	196,296	0
Deemed contribution from Series D preferred shareholders		(22,437,675)	0	0
Net income attributable to common shareholders, diluted		$ 14,618,996	$ 38,197,603	$ 118,560,690
Weighted average number of common shares outstanding, basic (in shares)		9,662,354	9,571,045	9,460,976
Effect of dilutive shares (in shares)		29,082,896	12,382,788	0
Weighted average number of common shares outstanding, diluted (in shares)		38,745,250	21,953,833	9,460,976
Earnings per common share, basic, continuing operations (in dollars per share)		$ 3.5	$ 2.05	$ 7.03
Earnings per common share, diluted, continuing operations (in dollars per share)		0.38	0.95	7.03
Earnings per common share, basic, discontinued operations (in dollars per share)		0	1.81	5.5
Earnings per common share, diluted, discontinued operations (in dollars per share)		0	0.79	5.5
Earnings per common share, basic, Total (in dollars per share)		3.5	3.86	12.53
Earnings per common share, diluted, Total (in dollars per share)		$ 0.38	$ 1.74	$ 12.53